Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 5,092,776	$ 1,861,223	$ 6,449,876
Restricted cash		13,657,974	16,816,842	44,844,196
Accounts receivable, net		1,688,408	2,970,636	2,822,162
Loans receivable, net		628,160	549,461	517,479
Notes receivable, net			557,003
Income tax recoverable				260,120
Promissory notes receivable from Triller LLC		28,344,339
Deposit, prepayments, and other receivables, net		1,762,855	1,769,582	589,786
Total current assets		52,073,215	25,618,972	55,756,165
Non-current assets:
Rental deposit, net		975,539	961,253
Loans receivable, net		1,041,958	1,054,841	1,072,392
Property and equipment, net		1,660,660	1,721,284	7,359,416
Right-of-use assets, net		10,171,083	11,508,153
Long-term investments, net		29,973,941	25,201,933	36,510,803
Total non-current assets		44,348,278	40,969,995	45,465,168
TOTAL ASSETS		96,421,493	66,588,967	101,221,333
Current liabilities:
Accounts payable and accrued liabilities		16,077,742	19,754,041	20,274,429
Escrow liabilities		13,657,974	16,816,842	29,487,616
Borrowings		1,066,160	1,804,950	4,477,254
Amount due to the holding company		18,469,331	2,906,261	6,289,743
Convertible promissory notes payable, net		32,511,904
Income tax payable		201,125	328,720
Operating lease liabilities, current		1,295,842	1,229,329
Forward share purchase liability				13,491,606
Warrant liabilities		4,281,454		4,548
Total current liabilities		92,561,532	47,840,143	74,020,648
Non-current liabilities:
Operating lease liabilities, non-current		9,718,742	10,646,053
Warrant liabilities				4,548
Deferred tax liabilities				45,858
Total non-current liabilities		9,718,742	10,646,053	50,406
TOTAL LIABILITIES		102,280,274	58,486,196	74,071,054
Commitments and contingencies
Stockholders’ (deficit) equity:
Preferred stock value
Common stock value	[1]	47,317	33,241
Common stock to be issued			2,350
Subscription receivable		(2,051,280)
Additional paid-in capital		90,997,538	74,141,419
Accumulated other comprehensive loss		(402,178)	(473,087)	(384,938)
Accumulated deficit		(94,450,178)	(65,601,152)	(16,395,133)
Total stockholders’ (deficit) equity		(5,858,781)	8,102,771	27,150,279
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY		96,421,493	66,588,967	101,221,333
Related Party
Current assets:
Accounts receivable, net, related parties		898,703	1,094,225	272,546
Non-current assets:
Long-term investments, net, related party		525,097	522,531	522,557
Current liabilities:
Borrowings, related party		5,000,000	5,000,000
Previously Reported
Current liabilities:
Income tax payable				23,000,000
Total current liabilities				97,020,648
Non-current liabilities:
TOTAL LIABILITIES				97,071,054
Stockholders’ (deficit) equity:
Common stock value			68,662	58,377
Common stock to be issued			4,854	1,665
Additional paid-in capital			74,103,494	43,870,308
Accumulated deficit				(39,395,133)
Total stockholders’ (deficit) equity				$ 4,150,279
Series A-1 Preferred Stock
Stockholders’ (deficit) equity:
Preferred stock value
Series B Preferred Stock
Stockholders’ (deficit) equity:
Preferred stock value

[1]	Giving retroactive effect to the forward stock split and reverse stock split (see Note 14).